Events after the reporting period	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Events after the reporting period
Events after the reporting period
28.	Events after the reporting period

Convertible Note Instrument

As part of the share purchase agreement with Castcrown Limited, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. The Company shall acquire additional notes amounting to 8,500 depending on the achievement by Castcrown Limited of certain performance targets by December 31, 2024. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Limited has met the performance targets earlier than that.

Relocation of Personnel and Optimization of Headcount

On July 12, 2022 the Company’s Board of Directors approved the relocation program on the following main conditions:

●	The Group shall relocate approximately 600 of the group employees from Russia and Belorus to Cyprus, Armenia and other “safe-harbour” countries by the end of 2022;
●	The Group shall require from the management of recently acquired companies to use similar initiatives to decrease operational exposure to Russia.

The Company’s management also decided in June of 2022 in response to the changing operating environment to reduce the Group’s personnel by approximately 235 people. The reduction of personnel was substantially completed in June and July of 2022.

Sale of Russian subsidiaries

On July 12, 2022 the Company’s Board of Directors resolved as a part of the broader strategy of reducing to the maximum extent possible within the Company’s control the exposure to the Russian country risk to sell 100% shares in the charter capitals of the wholly owned subsidiaries of the Company Nexters Studio LLC, Nexters Online LLC and Lightmap LLC and 70% shares in the charter capital of Gamepositive LLC for the amounts not less than 200, 100, 100 and 100 Russian rubles respectively. The approximate loss on disposal is presented below:

Cash received	9
Less net assets, including:
Assets held for sale	(15,081)
Liabilities held for sale	12,629
Total net assets	(2,452)
NCI at disposal	275
Loss on disposal of subsidiaries	(2,168)
Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	(7,690)

31.   Events after the reporting period

Acquisition of game development studios

On January 25, 2022, the Board approved the acquisition of three game development studios, aiming at accelerating the Company’s product growth strategy and enlarging its player base.

According to these share purchase agreements, the Company would acquire 100%, 48.8% and 49.5% of the issued share capital of Gracevale Limited, MX Capital Limited, and Castcrown Limited, respectively.

More specifically, on January 27, 2022, the Company entered into a share purchase agreement to acquire 100% of the issued share capital of Gracevale Limited, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, a share consideration of 3,963, and a deferred share consideration of 10,520 subject to certain conditions. In parallel with the acquisition of Gracevale Limited, the Company also acquired Lightmap Studio for an amount of 150, which will now take part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022.

Also, on January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Limited from Everix Investments Limited for an initial consideration of 16,586 paid in cash. Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Limited. This further consideration will be payable by cash and newly issued equity of the Company and will be based on a discount to a projected future enterprise valuation of the Company. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Limited, which provided for a put and call option deal allowing the Company to obtain control of 100% of the issued share capital of MX Capital Limited in the first half of 2024. The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Limited. Also, depending on the achievement of another set of KPIs by MX Capital Limited, the Company will pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares. MX Capital Limited stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is present in both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

Lastly, on January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Limited for a total consideration of 2,970. Castcrown Limited stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Limited, which provided for a put and call option agreement allowing the Company to obtain control of 100% of the issued share capital of Castcrown Limited. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Limited and will be based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company will pay an option premium to the remaining founders for an amount not exceeding 1,200, as well as additional option premium of 800 depending on the achievement of certain targets. The transaction was fully executed as at March 30, 2022.

As the initial accounting is incomplete at the time these consolidated financial statements are authorised for issue the following disclosures could not be made:

●	a qualitative description of the factors that make up the goodwill recognised, such as expected synergies from combining operations of the acquiree and the acquirer, intangible assets that do not qualify for separate recognition or other factors;
●	the acquisition-date fair value of the total consideration transferred and the acquisition-date fair value of each major class of consideration;
●	details of contingent consideration arrangements and indemnification assets;
●	details of acquired receivables;
●	the amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed;
●	details of contingent liabilities recognized;
●	total amount of goodwill that is expected to be deductible for tax purposes;
●	information about the acquiree’s revenue and profit or loss.

New Loan Agreement

As part of the share purchase agreement with MX Capital Limited, the Company will provide a loan to this newly acquired entity for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of the previous shareholder. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon completion of the share purchase agreement. On the same date, an additional 1,888 was granted to MX Capital Limited, being the total debt owed to that affiliate. Tranches of 13,000, 16,000 and 6,000 will be available for drawing until July 1, 2022, February 1, 2023 and September 1, 2023, respectively, depending on the satisfaction by MX Capital Limited of certain conditions. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Limited. All amounts granted should be repayable on April 1, 2027.

Convertible Note Instrument

As part of the share purchase agreement with Castcrown Limited, the Company will purchase from this newly acquired entity up to 16,000 7% unsecured convertible notes due March, 31 2025. The first tranche of the notes amounting to 1,500 was purchased on March 30, 2022 and the second tranche of an amount of 6,000 will be purchased on May 31, 2022. The Company will subscribe to additional notes amounting to 8,500 depending on the achievement by Castcrown Limited of certain performance targets by December 31, 2024. The Company can convert the notes no earlier than December 31, 2024, unless Castcrown Limited has met the performance targets earlier than that.

Call option on remaining shareholding in LLC Game Positive

On January 25, 2022, the Board approved the purchase of a call option amounting to 1,800 over the remaining 30% participatory interest in LLC Game Positive. The option will become exercisable when LLC Game Positive achieves certain targets and will expire within six months thereafter. The non-controlling shareholders have the right to request that the option price should be satisfied by allotment of ordinary shares of the Company. The call option agreement has not been executed yet.

Operating environment in Russia

In February 2022, certain countries announced new packages of sanctions against the public debt of the Russian Federation and a number of Russian banks and certain legal entities and individuals from Russia. Due to the growing geopolitical tensions, since February 2022, there has been a significant increase in volatility on the securities and currency markets, as well as a significant depreciation of the ruble against the US dollar and the Euro.

The Company regards these events as non-adjusting events after the reporting period, the quantitative effect of which cannot be estimated at the moment with a sufficient degree of confidence. The Group is currently assessing the impact of the restrictions on the financial activity of the Group and will implement all the measures necessary for the cash management and to mitigate risks arising from cash balances in such banks.

Prompted by the newly imposed sanctions, as at February 28, 2022, Nasdaq and the New York Stock Exchange imposed a suspension of trading in securities of a number of companies with operations in Russia, including Nexters Inc., which suspension currently remains in place.

On March 2, 2022, the Russian President announced a list of new measures to support IT business in Russia. The list includes inter alia the following:

●	To establish for accredited IT companies the corporate income tax rate of 0 percent until December 31, 2024;
●	To simplify the procedures for the employment of foreign citizens in accredited IT companies and for obtaining a residence permit by these citizens;
●	To establish tax benefits for accredited IT companies that receive income from advertising, provision of services in their applications and online services or from the sale, installation, testing and maintenance of domestic IT products;
●	To exempt the accredited IT companies from tax control, currency control and other types of state control (supervision) and municipal control for up to three years;
●	To consolidate and promote the purchase of domestic IT solutions.